Investments in Debt, Equity Securities and Other Investments (Short-Term Investments in Debt Securities and Long-Term Investments in Debt and Equity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Short-term investment in debt securities, available-for-sale securities		¥ 0	¥ 0
Long-term investment in debt and equity securities, available-for-sale securities		993,707	1,048,127
Available-for-sale securities, Aggregate Fair Value		993,707	1,048,127
Short-term investment in debt securities, held-to-maturity		38,023	84,703
Long-term investment in debt and equity securities, held-to-maturity		56,830	82,629
Held-to-maturity securities, Cost	[1]	94,853	167,332
Short-term investment in debt securities		38,023	84,703
Long-term investment in debt and equity securities		1,050,537	1,130,756
Total		¥ 1,088,560	¥ 1,215,459

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.